Shareholder Report, Holdings (Details) - C000247025	Aug. 31, 2024
Purchased Options
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Energy
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Industrials
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Communications
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Financials
Holdings [Line Items]
Percent of Net Asset Value	12.20%
Health Care
Holdings [Line Items]
Percent of Net Asset Value	14.20%
Technology
Holdings [Line Items]
Percent of Net Asset Value	24.90%